S-K 1602(c) Dilution - USD ($)	Jan. 02, 2026	Aug. 31, 2025
Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.04)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 9.77
Net Tangible Book Value, Adjusted (in Dollars)	$ 419,674
Number of Shares Used, Adjustment	1,814,500
With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 9.76
Net Tangible Book Value, Adjusted (in Dollars)	$ 499,919
Number of Shares Used, Adjustment	2,066,500
Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.73
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 2.27
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 60,419,674
Number of Shares Used, Adjustment		7,814,500
Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 2.25
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 69,499,919
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		8,966,500
Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.24
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 2.76
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 46,564,756
Number of Shares Used, Adjustment		6,429,008
Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 2.74
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 53,374,939
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		7,354,002
Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.49
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 3.51
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 32,709,837
Number of Shares Used, Adjustment		5,043,516
Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 3.51
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 37,249,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		5,741,504
Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 4.85
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 18,854,919
Number of Shares Used, Adjustment		3,658,025
Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 4.88
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 21,124,980
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		4,129,006
Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		2.2
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 7.8
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 5,000,001
Number of Shares Used, Adjustment		2,272,533
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		$ 60,500,000
Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)		$ 8.01
Net Tangible Book Value (in Dollars)		$ (60,081)
Net Tangible Book Value, Adjusted (in Dollars)		$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		2,516,508
Increase Attributable to Public Shareholders and Sale of the Private Placement Shares [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 0.27
Increase Attributable to Public Shareholders and Sale of the Private Placement Shares [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.27
Pro Forma Net Tangible Book Value After this Offering [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.23
Pro Forma Net Tangible Book Value After this Offering [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 0.24
Net tangible book deficit before this offering [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	$ (60,081)
Net tangible book deficit before this offering [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	(60,081)
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	60,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	69,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		$ 60,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		69,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		69,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		69,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		69,500,000
Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		$ 69,500,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	60,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	60,000
Less: Over-allotment liability [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(80,245)
Less: Over-allotment liability [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Less: Proceeds held in trust subject to redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(60,000,000)
Less: Proceeds held in trust subject to redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	$ (69,000,000)
Ordinary shares issued and outstanding prior to this offering [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		1,725,000
Ordinary shares issued and outstanding prior to this offering [Member] | Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		1,725,000
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(225,000)
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Public Shares offered [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	6,000,000
Public Shares offered [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	6,900,000
Public Shares offered [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		6,000,000
Public Shares offered [Member] | Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		6,900,000
Public Shares offered [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		6,000,000
Public Shares offered [Member] | Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		6,900,000
Public Shares offered [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		6,000,000
Public Shares offered [Member] | Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		6,900,000
Public Shares offered [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		6,000,000
Public Shares offered [Member] | Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		6,900,000
Public Shares offered [Member] | Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		6,000,000
Public Shares offered [Member] | Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		6,900,000
Private Shares [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	314,500
Private Shares [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	341,500
Private Shares [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		314,500
Private Shares [Member] | Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		314,500
Private Shares [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		314,500
Private Shares [Member] | Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		314,500
Private Shares [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		314,500
Private Shares [Member] | Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		314,500
Private Shares [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		314,500
Private Shares [Member] | Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		314,500
Private Shares [Member] | Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		314,500
Private Shares [Member] | Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		314,500
Less: Shares subject to redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(6,000,000)
Less: Shares subject to redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(6,900,000)
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		$ 60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		60,000
Proceeds held in trust subject to redemption [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Proceeds held in trust subject to redemption [Member] | Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Proceeds held in trust subject to redemption [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(13,854,918)
Proceeds held in trust subject to redemption [Member] | Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(16,124,980)
Proceeds held in trust subject to redemption [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(27,709,837)
Proceeds held in trust subject to redemption [Member] | Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(32,249,959)
Proceeds held in trust subject to redemption [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(41,564,755)
Proceeds held in trust subject to redemption [Member] | Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(48,374,939)
Proceeds held in trust subject to redemption [Member] | Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(55,419,673)
Proceeds held in trust subject to redemption [Member] | Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(64,499,918)
Over-allotment option liability [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(80,245)
Over-allotment option liability [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(80,245)
Over-allotment option liability [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(80,245)
Over-allotment option liability [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		(80,245)
Over-allotment option liability [Member] | Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)		$ (80,245)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(225,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(225,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(225,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(225,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(225,000)
Shares subject to redemption [Member] | Scenario A No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Shares subject to redemption [Member] | Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted
Shares subject to redemption [Member] | Scenario B 25% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(1,385,492)
Shares subject to redemption [Member] | Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		(1,612,498)
Shares subject to redemption [Member] | Scenario C 50% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(2,770,984)
Shares subject to redemption [Member] | Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		(3,224,996)
Shares subject to redemption [Member] | Scenario D 75% of Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(4,156,475)
Shares subject to redemption [Member] | Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		(4,837,494)
Shares subject to redemption [Member] | Scenario E Maximum Redemptions [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment		(5,541,967)
Shares subject to redemption [Member] | Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		(6,449,992)
Pro forma net tangible book value per share, as adjusted [Member] | Scenario A No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 7.75
Pro forma net tangible book value per share, as adjusted [Member] | Scenario B 25% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.26
Pro forma net tangible book value per share, as adjusted [Member] | Scenario C 50% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.49
Pro forma net tangible book value per share, as adjusted [Member] | Scenario D 75% of Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.12
Pro forma net tangible book value per share, as adjusted [Member] | Scenario E Maximum Redemptions [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 1.99